Submission	May 27, 2026
Submission [Line Items]
Central Index Key	0000821483
Registrant Name	PAR PACIFIC HOLDINGS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES